UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	4/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Small-Cap Core Equity Fund, Inc.

APRIL 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Small-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 17, 2005

We hope that you find the semiannual report for the Dryden Small-Cap Core Equity Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Small-Cap Core Equity Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Small-Cap Core Equity Fund, Inc. (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	2.75%	12.15%	57.37%	51.97%
Class B	2.39	11.35	51.45	43.53
Class C	2.39	11.35	51.45	43.53
Class Z	2.91	12.49	59.37	54.75
S&P SmallCap 600 Index[3]	2.57	10.43	53.89	79.82
Lipper Small-Cap Core Funds Avg.[4]	1.87	6.43	45.55	67.58

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A		8.56%	10.13%	5.91%
Class B		9.02	10.40	5.91
Class B—Return After Taxes on Distribution		9.02	10.40	5.82
Class B—Return After Taxes on Distribution and Sale of Fund Shares		5.86	9.08	5.08
Class C		13.02	10.54	5.91
Class Z		15.22	11.67	6.99
S&P SmallCap 600 Index[3]		13.08	9.88	9.08
Lipper Small-Cap Core Funds Avg.[4]		7.89	7.25	7.50

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/10/97.

3The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. It gives a broad look at how small-cap stock prices in the United States have performed.

4The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have wide latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

Investors cannot invest directly in an index. The returns for the S&P SmallCap 600 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

The Since Inception returns for the S&P SmallCap 600 Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Standard Pacific Corp., Household Durables	1.2%
NVR Inc., Household Durables	1.1
Sierra Health Services, Inc., Healthcare Providers & Services	1.0
IDEXX Laboratories, Inc., Biotechnology	1.0
New Century Financial Corp., Financial Services	0.9

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/05
Commercial Services & Supplies	6.5%
Healthcare Equipment & Supplies	6.1
Specialty Retail	5.3
Banking	5.1
Oil & Gas	4.9

Industry weightings are subject to change.

Dryden Small-Cap Core Equity Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2004, at the beginning of the period, and held through the six-month period ended April 30, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4	Visit our website at www.jennisondryden.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Small-Cap Core Equity Fund, Inc.		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,027.52	1.33%	$6.69
	Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66

Class B	Actual	$1,000.00	$1,023.90	2.08%	$10.44
	Hypothetical	$1,000.00	$1,014.48	2.08%	$10.39

Class C	Actual	$1,000.00	$1,023.90	2.08%	$10.44
	Hypothetical	$1,000.00	$1,014.48	2.08%	$10.39

Class Z	Actual	$1,000.00	$1,029.11	1.08%	$5.43
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2005 (to reflect the six-month period).

Dryden Small-Cap Core Equity Fund, Inc.	5

This Page Intentionally Left Blank

Portfolio of Investments

as of April 30, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS
CONSUMER DISCRETIONARY 19.8%

Auto & Truck 1.1%
300	Oshkosh Truck Corp.	$22,545
3,700	Sonic Automotive, Inc.	72,779
1,600	Standard Motor Products, Inc. (Class “A” Stock)	14,528
7,000	Swift Transportation Co., Inc.(a)(b)	149,310
5,300	TBC Corp.(a)	138,648
1,800	Thor Industries, Inc.	48,510
18,800	Wabash National Corp.	479,400
9,000	Winnebago Industries, Inc.(b)	262,260

		1,187,980

Distributors 0.9%
18,450	Applied Industrial Technologies, Inc.	514,755
6,300	Brightpoint, Inc.(a)	133,056
1,700	Handleman Co.	29,495
4,000	ScanSource, Inc.(a)	185,000
1,900	Thomas Nelson, Inc.	45,562

		907,868

Hotels, Restaurants & Leisure 3.3%
6,000	Argosy Gaming Co.(a)	275,640
5,600	Aztar Corp.(a)	152,936
2,500	Brinker International, Inc.(a)	84,500
23,000	CEC Entertainment, Inc.(a)	832,600
21,400	Jack in the Box, Inc.(a)(b)	782,384
20,000	Landry’s Restaurants, Inc.	520,000
7,700	Lone Star Steakhouse & Saloon, Inc.	218,295
7,400	Papa John’s International, Inc.(a)	253,672
19,400	Ryan’s Restaurant Group, Inc.(a)	245,992

		3,366,019

Household Durables 3.9%
1,500	Bassett Furniture Industries, Inc.	29,460
5,800	Department 56, Inc.(a)	75,632
3,600	Ethan Allen Interiors, Inc.	108,468
2,700	Interface, Inc. (Class A)(a)	16,200
18,200	La-Z-Boy, Inc.	215,488
10,210	M.D.C. Holdings, Inc.	667,530

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	7

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

1,600	NVR, Inc.(a)(b)	$1,149,360
16,500	Standard Pacific Corp.	1,181,565
14,000	Toro Co.	578,480

		4,022,183

Leisure Equipment & Products 2.1%
1,700	Arctic Cat, Inc.	40,256
15,200	GameStop Corp.(a)	354,768
8,600	Movie Gallery, Inc.	232,458
10,600	Polaris Industries, Inc.	610,136
27,530	SCP Pool Corp.	896,927

		2,134,545

Media 0.5%
1,600	4Kids Entertainment, Inc.(a)	32,256
10,800	ADVO, Inc.	311,148
4,000	DreamWorks Animation SKG, Inc.(a)	150,000

		493,404

Multiline Retail 0.2%
4,000	Nu Skin Enterprises, Inc. (Class A)	88,000
3,800	Urban Outfitters, Inc.(a)	168,340

		256,340

Specialty Retail 5.3%
1,500	Aeropostale, Inc.(a)	41,895
7,800	Building Material Holdings Corp.	428,532
6,000	Burlington Coat Factory Warehouse Corp.	165,300
7,600	Cato Corp. (Class A)	195,320
11,900	Dress Barn, Inc.(a)(b)	204,680
24,700	Genesco, Inc.(a)	635,531
3,100	Herman Miller, Inc.	88,660
23,700	Hibbett Sporting Goods, Inc.(a)	639,189
11,800	Hot Topic, Inc.(a)	235,882
36,700	JAKKS Pacific, Inc.(a)	689,593
1,910	Jo-Ann Stores, Inc.(a)	48,323
2,300	K-Swiss, Inc. (Class A)	69,000
1,200	Linens ‘ n Things, Inc.(a)(b)	27,996
4,100	Marvel Enterprises, Inc.(a)	80,360
19,550	Pacific Sunwear of California, Inc.(a)	442,026
36,500	Select Comfort Corp.(a)(b)	807,380
12,500	The Men’s Wearhouse, Inc.(a)	515,875

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

2,400	Too, Inc.(a)	$55,224
600	Zale Corp.(a)	16,218

		5,386,984

Textiles, Apparel & Luxury Goods 2.5%
17,200	Brown Shoe Co., Inc.	531,480
12,700	Kellwood Co.	324,358
200	Oxford Industries, Inc.	7,324
32,700	Quiksilver, Inc.(a)	900,885
15,000	Russell Corp.	262,650
25,800	Wolverine World Wide, Inc.	523,482

		2,550,179
CONSUMER STAPLES 2.7%

Food & Drug Retailing 0.5%
1,000	Casey’s General Stores, Inc.	16,880
1,900	Great Atlantic & Pacific Tea Co., Inc.(a)(b)	29,792
1,900	Longs Drug Stores Corp.(b)	69,065
5,500	Nash-Finch Co.(b)	194,535
9,000	NBTY, Inc.(a)	191,880

		502,152

Food Products 2.1%
13,000	Corn Products International, Inc.	286,260
12,050	Flowers-Foods, Inc.	347,522
2,100	J & J Snack Foods Corp.	102,795
9,000	Pilgrim’s Pride Corp.(b)	324,810
13,100	Ralcorp Holdings, Inc.(a)(b)	519,022
15,000	Sanderson Farms, Inc.(b)	543,600

		2,124,009

Household Products 0.1%
5,500	WD-40 Co.	154,220
ENERGY 6.8%

Energy Equipment Services 1.9%
27,300	Advanced Energy Industries, Inc.(a)	288,834
11,900	Cal Dive International, Inc.(a)(b)	529,312
19,700	Cimarex Energy Co.(a)(b)	699,350
8,400	Hydril(a)	441,840

		1,959,336

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	9

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Oil & Gas 4.9%
8,600	CARBO Ceramics, Inc.	$570,868
1,000	Frontier Oil Corp.	42,080
10,800	Harvest Natural Resources, Inc.(a)	116,532
7,600	Lone Star Technologies, Inc.(a)	295,944
2,500	Magnum Hunter Resources, Inc.(a)	36,075
4,300	Maverick Tube Corp.(a)	125,087
300	Newfield Exploration Co.(a)	21,309
1,600	Petroleum Development Corp.(a)	40,960
7,900	SEACOR Holdings, Inc.(a)	450,379
16,200	Stone Energy Corp.(a)	728,028
29,100	Swift Energy Co.(a)	766,203
36	Telephone Offshore Trust	266
4,400	Todco (Class A)(a)	97,900
23,900	Unit Corp.(a)	916,804
13,600	Vintage Petroleum, Inc.	392,904
18,100	W-H Energy Services, Inc.(a)	398,562

		4,999,901
FINANCIAL 14.1%

Banking 5.1%
2,600	CharterMac	54,340
13,500	Commercial Federal Corp.	352,485
3,000	Community Bank System, Inc.	66,390
23,850	Dime Community Bancshares, Inc.	353,934
10,000	East West Bancorp, Inc.	321,200
17,400	First BanCorp.	630,924
10,450	First Midwest Bancorp, Inc.	341,297
1,200	First Republic Bank	37,548
8,300	Flagstar Bancorp, Inc.(b)	158,032
18,100	Hudson United Bancorp	620,106
4,900	MAF Bancorp, Inc.	197,862
10,700	PrivateBankcorp, Inc.(b)	334,375
10,190	Provident Bankshares Corp.	298,363
21,032	Republic Bancorp, Inc.	266,686
4,700	Susquehanna Bancshares, Inc.	98,841
8,300	The South Financial Group, Inc.	219,037
34,400	UCBH Holdings, Inc.	541,112
2,900	Umpqua Holdings Corp.	64,438
10,000	United Bankshares, Inc.	306,200

		5,263,170

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Financial Services 4.2%
1,600	A.G. Edwards, Inc.	$63,536
5,600	CapitalSource, Inc.(a)(b)	117,600
1,500	Charles River Assoc., Inc.(a)	78,600
9,600	Downey Financial Corp.	621,408
2,600	Financial Federal Corp.	91,780
10,300	FirstFed Financial Corp.(a)(b)	521,489
6,300	Heidrick & Struggles International, Inc.(a)	162,918
15,400	Investment Technology Group, Inc.(a)	292,754
15,000	Irwin Financial Corp.(b)	301,050
20,950	New Century Financial Corp.(b)	952,177
3,900	Piper Jaffray Cos., Inc.(a)	107,835
9,233	SWS Group, Inc.	134,802
4,200	UICI	97,524
11,800	Wintrust Financial Corp.	541,738
7,600	World Acceptance Corp.(a)	193,420

		4,278,631

Insurance 2.6%
12,500	American Financial Group, Inc.	388,625
3,100	Delphi Financial Group, Inc. (Class A)	128,712
2,600	Infinity Prpty. & Casualty Corp.	84,370
16,200	LandAmerica Financial Group, Inc.(b)	803,520
2,200	Philadelphia Consolidated Holding Corp.(a)	165,000
10,200	Presidential Life Corp.	148,002
6,300	Selective Insurance Group, Inc.	278,145
11,500	Stewart Information Services Corp.	414,230
2,200	United American Indemnity Ltd. (Class A)(a)	39,644
3,000	Zenith Nat’l Insurance Corp.	172,530

		2,622,778

Real Estate Investment Trusts 2.2%
10,000	Affordable Residential Communities	128,800
4,300	American Home Mortgage Investment Corp.(b)	140,610
2,000	Anthracite Capital, Inc.	22,220
3,700	Capital Automotive REIT(b)	125,726
17,100	Colonial Properties Trust	660,915
300	Entertainment Properties Trust	12,960
16,900	Glenborough Realty Trust, Inc.	347,126
4,400	Kilroy Realty Corp.	191,972
18,400	Lexington Corporate Properties Trust(b)	422,832
3,800	Parkway Properties, Inc.	173,280

		2,226,441

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	11

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

HEALTHCARE 13.2%

Biotechnology 1.2%
17,200	IDEXX Laboratories, Inc.(a)	$975,928
1,100	Invitrogen Corp.(a)(b)	80,597
3,600	United Therapeutics Corp.(a)(b)	172,764

		1,229,289

Healthcare Equipment & Supplies 6.1%
4,900	Advanced Medical Optics, Inc.(a)(b)	181,202
30,800	American Medical Systems Holdings, Inc.(a)	537,768
2,400	ArthroCare Corp.(a)	70,512
11,500	Biosite, Inc.(a)(b)	655,500
800	Cooper Cos., Inc.	54,040
500	Datascope Corp.	14,360
1,600	DJ Orthopedics, Inc.(a)	40,240
3,200	Haemonetics Corp.(a)	136,864
1,500	ICU Medical, Inc.(a)	53,145
20,700	Immucor, Inc.(a)(b)	617,688
13,100	Invacare Corp.	536,576
9,300	Mentor Corp.(b)	341,310
18,600	Merit Medical Sysems, Inc.(a)	235,290
1,500	Palomar Medical Technologies, Inc.(a)	33,600
12,000	Respironics, Inc.(a)	758,280
16,500	SurModics, Inc.(a)(b)	595,155
25,200	Sybron Dental Specialties, Inc.(a)	938,700
2,500	USANA Health Sciences, Inc.(a)(b)	103,325
3,200	Viasys Healthcare, Inc.(a)	67,968
5,800	Vital Signs, Inc.	236,640

		6,208,163

Healthcare Providers & Services 4.7%
5,100	Amedisys, Inc.(a)	153,051
1,400	American Healthways, Inc.(a)(b)	52,290
25,400	AmSurg Corp.(a)	657,606
14,900	Centene Corp.(a)	414,965
7,900	CONMED Corp.(a)	234,788
19,200	Gentiva Health Svcs., Inc.(a)	375,936
21,900	Odyssey Healthcare, Inc.(a)	250,317
3,800	Owens & Minor, Inc.(b)	110,238
1,000	PAREXEL International Corp.(a)	18,230
10,300	Pediatrix Medical Group, Inc.(a)	701,327

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

15,100	Sierra Health Services, Inc.(a)(b)	$976,819
20,400	United Surgical Partners International, Inc.(a)	902,700

		4,848,267

Pharmaceuticals 1.2%
1,100	Accredo Health, Inc.(a)	49,830
3,400	Bone Care International, Inc.(a)	87,754
8,700	First Horizon Pharmaceutical Corp.(a)(b)	157,557
33,400	Medicis Pharmaceutical Corp. (Class A)(b)	938,540

		1,233,681
INDUSTRIALS 20.9%

Aerospace/Defense 2.2%
2,200	AAR Corp.(a)	32,406
24,100	Armor Holdings, Inc.(a)(b)	843,741
1,400	Cubic Corp.	24,626
7,300	Curtiss-Wright Corp.	395,660
9,700	DRS Technologies, Inc.	429,225
3,300	Engineered Support Systems, Inc.	116,556
1,300	Innovative Solutions & Support, Inc.(a)	41,028
5,300	Kaman Corp. (Class A)	68,264
8,900	Mercury Computer Systems, Inc.(a)	234,337
1,350	Moog, Inc. (Class A)(a)	40,244

		2,226,087

Building Products 3.4%
6,500	ElkCorp	178,750
11,650	Florida Rock Industries, Inc.	676,632
20,390	Griffon Corp.(a)(b)	391,284
27,200	Hughes Supply, Inc.	709,920
27,000	Lennox International, Inc.(b)	527,850
7,000	Meritage Corp.(a)	443,030
2,600	Simpson Manufacturing Co., Inc.	70,200
11,000	Universal Forest Products, Inc.	418,660
1,300	Watsco, Inc.	56,407

		3,472,733

Commercial Services & Supplies 6.5%
18,100	ABM Industries, Inc.(b)	328,877
25,900	Administaff, Inc.(b)	354,053
32,500	Bowne & Co., Inc.	423,150
12,400	Checkpoint Systems, Inc.(a)	196,292

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	13

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

3,300	Chemed Corp.	$233,772
4,900	Consolidated Graphics, Inc.(a)	224,910
12,200	eFunds Corp.(a)	266,692
13,200	FactSet Research Systems, Inc.	366,432
1,500	G & K Services, Inc. (Class A)	57,570
7,400	Global Payments, Inc.	479,224
4,200	Insurance Auto Auctions, Inc.(a)	118,440
8,900	iPayment, Inc.(a)	323,871
15,200	John H. Harland Co.(b)	547,200
3,200	LSI Industries, Inc.	38,624
3,400	MAXIMUS, Inc.	104,380
3,100	Mobile Mini, Inc.(a)	108,686
26,300	Mueller Industries, Inc.	681,170
2,950	Myers Industries, Inc.	28,349
20,400	Pegasus Solutions, Inc.(a)	218,076
12,200	Pre-Paid Legal Services, Inc.(b)	435,662
11,800	SOURCECORP, Inc.(a)	210,630
2,000	The Middleby Corp.(a)	88,080
10,100	United Stationers, Inc.(a)	426,018
3,200	URS Corp.(a)	98,400
9,000	Vertrue, Inc.(a)(b)	273,690
2,500	Volt Information Sciences, Inc.(a)	49,450

		6,681,698

Diversified Manufacturing Operations
17,200	MascoTech, Inc.(a)	0
300	Roper Industries, Inc.	20,301

		20,301

Electrical Equipment 1.9%
18,850	A.O. Smith Corp.	537,225
17,100	Acuity Brands, Inc.	408,861
9,000	Brady Corp. (Class A)	266,850
24,000	Paxar Corp.(a)	430,080
4,500	Woodward Governor Co.	317,520

		1,960,536

Industrial Conglomerates
1,000	Lydall, Inc.(a)	8,940
2,300	Tredegar Corp.	37,398

		46,338

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Machinery 4.3%
17,100	Albany International Corp. (Class A)	$536,256
11,300	Baldor Electric Co.	281,370
2,800	Barnes Group, Inc.	80,500
9,000	Briggs & Stratton Corp.	291,330
6,000	Commercial Net Lease Realty	113,880
10,800	Dionex Corp.(a)(b)	463,860
1,200	Gardner Denver, Inc.(a)	43,848
599	Graco, Inc.	20,228
8,000	IDEX Corp.(b)	298,000
9,400	JLG Industries, Inc.	191,572
3,500	Kennametal, Inc.	158,550
22,550	Reliance Steel & Aluminum Co.(b)	850,812
5,500	Stewart & Stevenson Services, Inc.	132,000
300	Thomas Industries, Inc.	11,841
34,300	Timken Co.	852,012
1,100	Valmont Industries, Inc.	25,586

		4,351,645

Transportation 2.6%
18,900	Arkansas Best Corp.	595,917
5,000	ExpressJet Holdings, Inc.(a)	44,400
2,500	Forward Air Corp.	60,150
1,100	J.B. Hunt Transport Services, Inc.	42,999
31,050	Knight Transportation, Inc.	656,086
25,800	Mesa Air Group, Inc.(a)(b)	137,514
5,900	Overseas Shipholding Group, Inc.	332,937
19,100	SkyWest, Inc.	345,328
8,400	Yellow Roadway Corp.(a)(b)	411,600

		2,626,931
INFORMATION TECHNOLOGY 12.7%

Communications Equipment 1.6%
2,400	Amphenol Corp. (Class A)	94,656
6,100	Belden CDT, Inc.	111,874
19,300	Black Box Corp.	627,636
11,100	Brooktrout, Inc.(a)	109,224
5,200	Digi International, Inc.(a)	55,380
4,400	Harris Corp.	124,080
12,500	Inter-Tel, Inc.	238,000
9,900	Scientific-Atlanta, Inc.(b)	302,742

		1,663,592

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	15

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Computers & Peripherals 2.3%
36,500	Agilysys, Inc.	$482,530
23,600	Hutchinson Technology, Inc.(a)	874,144
3,400	Mercury Interactive Corp.(a)	140,522
16,900	MTS Systems Corp.	489,424
28,100	Western Digital Corp.(a)	356,589

		2,343,209

Electronic Equipment & Instruments 1.7%
9,700	BEI Technologies, Inc.	223,100
6,300	CTS Corp.	66,465
2,700	EDO Corp.	80,541
2,300	Global Imaging Systems, Inc.(a)	79,787
7,800	Keithley Instruments, Inc.	108,342
12,800	Methode Eletronics, Inc. (Class A)	144,256
5,800	PerkinElmer, Inc.	107,300
9,500	Power Integrations, Inc.(a)	206,625
4,600	Technitrol, Inc.	59,708
9,800	Teledyne Technologies, Inc.(a)	298,116
11,400	Trimble Navigation Ltd.(a)	392,388

		1,766,628

Internet Services 0.1%
6,000	EarthLink, Inc.(a)	55,080
4,400	Sabre Holdings Corp. (Class A)(b)	86,064

		141,144

IT Consulting & Services 1.3%
21,200	Bell Microproducts, Inc.(a)	169,600
100	CACI International, Inc. (Class A)(a)(b)	6,212
2,100	DiamondCluster International, Inc.(a)	26,145
42,200	Internet Security Systems, Inc.(a)	820,790
500	Keynote Systems, Inc.(a)	5,475
2,100	Watson Wyatt & Co. Holdings	55,440
12,100	WebEx Communications, Inc.(a)	264,022

		1,347,684

Semiconductor Equipment & Products 1.8%
4,100	ATMI, Inc.(a)(b)	93,952
37,400	Axcelis Technologies, Inc.(a)	232,254
2,700	Brooks Automation, Inc.(a)(b)	34,722

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

3,300	Coherent, Inc.(a)	$105,864
27,700	DSP Group, Inc.(a)	667,570
24,300	Helix Technology Corp.	292,693
7,700	Microsemi Corp.(a)	130,284
1,400	Photronics, Inc.(a)	22,260
1,600	PortalPlayer, Inc.(a)(b)	27,344
40,300	Skyworks Solutions, Inc.(a)	211,172

		1,818,115

Software 3.9%
1,900	Ansoft Corp.(a)	44,080
18,400	ANSYS, Inc.(a)	560,096
13,900	Cerner Corp.(a)(b)	807,034
8,800	Citrix Systems, Inc.(a)(b)	198,000
2,400	Gerber Scientific, Inc.(a)	16,992
14,300	JDA Software Group, Inc.(a)	146,432
9,700	Kronos, Inc.(a)	378,785
2,700	ManTech International Corp.(a)	64,935
3,600	MRO Software, Inc.(a)	46,044
16,400	Phoenix Technologies Ltd.(a)	132,676
9,400	Progress Software Corp.(a)	250,792
31,800	SERENA Software, Inc.(a)	605,154
1,400	Take-Two Interactive Software, Inc.(a)	32,942
15,450	TALX Corp.	381,924
11,000	THQ, Inc.(a)(b)	277,420

		3,943,306
MATERIALS 5.2%

Chemicals 1.8%
4,500	A. Schulman, Inc.	75,150
6,000	Georgia Gulf Corp.(b)	221,460
16,600	MacDermid, Inc.	503,810
17,200	OM Group, Inc.(a)	377,368
33,100	PolyOne Corp.(a)	255,532
39,100	Wellman, Inc.	420,716

		1,854,036

Construction Materials 0.4%
9,700	Texas Industries, Inc.(b)	447,946

Containers & Packaging 0.1%
3,400	Chesapeake Corp.	66,028

Dryden Small-Cap Core Equity Fund, Inc.	17

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Metals & Mining 2.5%
20,100	Century Aluminum Co.(a)(b)	$468,330
6,700	Cleveland-Cliffs, Inc.(b)	388,667
23,000	Commercial Metals Co.	586,730
15,350	Quanex Corp.	774,561
8,900	Steel Dynamics, Inc.(b)	241,902
2,000	Steel Technologies, Inc.	38,380

		2,498,570

Paper & Forest Products 0.4%
10,900	Buckeye Technologies, Inc.(a)	86,110
20,800	Caraustar Industries, Inc.(a)	185,952
1,800	Pope & Talbot, Inc.	23,490
8,500	Rock-Tenn Co. (Class A)	86,275
4,700	Wausau-Mosinee Paper Corp.	62,369

		444,196
TELECOMMUNICATION SERVICES 0.3%

Telecommunications 0.3%
12,100	Boston Communications Group, Inc.(a)	67,276
3,600	Intrado, Inc.(a)	45,396
21,800	UbiquiTel, Inc.(a)	157,614

		270,286
UTILITIES 3.9%

Electric Utilities 0.4%
8,100	Alliant Energy Corp.	213,354
1,200	Central Vermont Public Service Corp.	25,332
7,200	Cleco Corp.	147,024
1,100	Sierra Pacific Resources(a)	11,902
2,800	Westar Energy, Inc.	64,120

		461,732

Gas Utilities 2.7%
31,300	Atmos Energy Corp.	823,190
12,300	Energen Corp.	761,985
3,900	Laclede Group, Inc.	106,743
2,600	Northwest Natural Gas Co.	92,300
13,200	Southwest Gas Corp.	323,004
12,900	UGI Corp.	647,967

		2,755,189

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Multi-Utilities & Unregulated Power 0.6%
14,800	Avista Corp.	$248,492
15,174	Southern Union Co.(a)	363,266

		611,758

Water Utilities 0.2%
7,700	American States Water Co.	195,580

	Total long-term investments (cost $81,605,839)	101,970,808

Principal Amount (000)

SHORT-TERM INVESTMENTS 22.4%

U.S. Government Security
	United States Treasury Bill
$40	2.75%, 6/16/05(c)(d)	39,856
	(cost $39,861)

Shares

Mutual Fund 22.4%
	Dryden Core Investment Fund - Taxable Money Market Series
22,942,952	(cost $22,942,952; Note 3)(e)(f)	22,942,952

	Total short-term investments (cost $22,982,813)	22,982,808

	Total Investments 122.0% (cost $104,588,652; Note 5)	124,953,616
	Liabilities in excess of other assets(g) (22.0%)	(22,569,312)

	Net Assets 100%	$102,384,304

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $21,590,275; cash collateral of $22,426,813 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized depreciation of financial futures as follow:

Open future contract outstanding at April 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2005	Unrealized Depreciation
	Long Position:
1	Russell 2000 Index Futures	Jun. 2005	$305,750	$290,450	$(15,300)

Dryden Small-Cap Core Equity Fund, Inc.	19

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets, shown as a percentage of net assets as of April 30, 2005 was as follows:

Consumer	22.8%
Mutual Fund	22.4
Industrial	20.2
Financial	14.5
Healthcare	13.3
Technology	12.6
Energy	6.8
Basic Materials	5.2
Utilities	3.9
Communications	0.3

122.0
Liabilities in excess of other assets	(22.0)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of April 30, 2005 (Unaudited)

Assets
Investments, at value, including securities on loan of $21,590,275:
Unaffiliated investments (cost $81,645,700)	$102,010,664
Affiliated investments (cost $22,942,952)	22,942,952
Cash	45,581
Receivable for Fund shares sold	167,167
Dividends and interest receivable	57,757
Due from broker—variation margin	3,325
Prepaid expenses	811

Total assets	125,228,257

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	22,426,813
Accrued expenses	162,511
Payable for Fund shares reacquired	145,121
Management fee payable	52,495
Distribution fee payable	42,060
Transfer agent fee payable	13,274
Deferred directors’ fees	1,405
Payable for investments purchased	274

Total liabilities	22,843,953

Net Assets	$102,384,304

Net assets were comprised of:
Common stock, at par	$6,971
Paid-in capital in excess of par	104,029,502

104,036,473
Net investment loss	(326,410)
Accumulated net realized loss on investments	(21,675,423)
Net unrealized appreciation on investments	20,349,664

Net assets, April 30, 2005	$102,384,304

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	21

Class A
Net asset value and redemption price per share
($62,708,416 ÷ 4,194,222 shares of common stock issued and outstanding)	$14.95
Maximum sales charge (5.5% of offering price)	0.87

Maximum offering price to public	$15.82

Class B
Net asset value, offering price and redemption price per share
($24,293,593 ÷ 1,718,684 shares of common stock issued and outstanding)	$14.14

Class C
Net asset value and redemption price per share
($9,339,665 ÷ 660,738 shares of common stock issued and outstanding)	$14.14

Class Z
Net asset value, offering price and redemption price per share
($6,042,630 ÷ 397,050 shares of common stock issued and outstanding)	$15.22

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended April 30, 2005 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends (net of foreign withholding taxes of $276)	$484,940
Affiliated income from securities loaned, net	47,505
Affiliated dividend income	12,554
Interest	929

Total income	545,928

Expenses
Management fee	319,622
Distribution fee—Class A	69,766
Distribution fee—Class B	176,639
Distribution fee—Class C	47,994
Custodian’s fees and expenses	81,000
Transfer agent’s fees and expenses (including affiliated expense of $78,300)	80,000
Reports to shareholders	32,000
Registration fees	26,000
Legal fees and expenses	20,000
Audit fee	8,000
Directors’ fees	5,000
Miscellaneous	6,317

Total expenses	872,338

Net investment loss	(326,410)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	9,054,267
Financial futures transactions	141,908

9,196,175

Net change in unrealized appreciation (depreciation) on:
Investments	(6,362,362)
Financial futures contracts	(65,550)

(6,427,912)

Net gain on investments	2,768,263

Net Increase In Net Assets Resulting From Operations	$2,441,853

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	23

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Increase In Net Assets
Operations
Net investment loss	$(326,410)	$(691,180)
Net realized gain on investment transactions	9,196,175	13,440,338
Net change in unrealized appreciation (depreciation) on investments	(6,427,912)	1,092,448

Net increase in net assets resulting from operations	2,441,853	13,841,606

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	12,146,800	13,935,398
Cost of shares reacquired	(9,782,835)	(19,522,799)

Net increase (decrease) in net assets from Fund share transactions	2,363,965	(5,587,401)

Total increase	4,805,818	8,254,205

Net Assets
Beginning of period	97,578,486	89,324,281

End of period	$102,384,304	$97,578,486

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Dryden Small-Cap Core Equity Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. Investment operations commenced on November 10, 1997.

The Fund’s investment objective is to seek long-term capital appreciation. It invests primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2005, there were no securities valued in accordance with such procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a

Dryden Small-Cap Core Equity Fund, Inc.	25

Notes to Financial Statements

Cont’d

security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any

26	Visit our website at www.jennisondryden.com

cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined are in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Dryden Small-Cap Core Equity Fund, Inc.	27

Notes to Financial Statements

Cont’d

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the sub-advisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $53,800 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2005. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2005, it received approximately $18,100 and $900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

28	Visit our website at www.jennisondryden.com

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“The Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (”SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of ..075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2005, the Fund incurred approximately $23,700 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Fund. For the six months ended April 30, 2005, PIM has been compensated by the Fund in the amount of approximately $16,551 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Dryden Small-Cap Core Equity Fund, Inc.	29

Notes to Financial Statements

Cont’d

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2005 were $46,753,504 and $41,828,138 respectively.

As of April 30, 2005, the Fund had securities on loan with an aggregate market value of $21,590,275. The Fund received $22,426,813 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of April 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$104,648,747	$23,941,087	$3,636,218	$20,304,869

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 30, 2004, the Fund had a capital loss carryforward for tax purposes of approximately $30,709,500 of which $23,010,800 expires in 2007 and $7,698,700 expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

30	Visit our website at www.jennisondryden.com

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 500 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2005:
Shares sold	391,853	$6,184,817
Shares reacquired	(314,448)	(4,969,580)

Net increase (decrease) in shares outstanding before conversion	77,405	1,215,237
Shares issued upon conversion from Class B	2,123,602	33,580,787

Net increase (decrease) in shares outstanding	2,201,007	$34,796,024

Year ended October 31, 2004:
Shares sold	440,892	$6,126,054
Shares reacquired	(411,872)	(5,546,758)

Net increase (decrease) in shares outstanding before conversion	29,020	579,296
Shares issued upon conversion from Class B	36,248	500,211

Net increase (decrease) in shares outstanding	65,268	$1,079,507

Dryden Small-Cap Core Equity Fund, Inc.	31

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six months ended April 30, 2005:
Shares sold	195,139	$2,931,780
Shares reacquired	(206,787)	(3,092,409)

Net increase (decrease) in shares outstanding before conversion	(11,648)	(160,629)
Shares reacquired upon conversion into Class A	(2,240,659)	(33,580,787)

Net increase (decrease) in shares outstanding	(2,252,307)	$(33,741,416)

Year ended October 31, 2004:
Shares sold	199,384	$2,563,254
Shares reacquired	(762,873)	(9,880,002)

Net increase (decrease) in shares outstanding before conversion	(563,489)	(7,316,748)
Shares reacquired upon conversion into Class A	(38,079)	(500,211)

Net increase (decrease) in shares outstanding	(601,568)	$(7,816,959)

Class C
Six months ended April 30, 2005:
Shares sold	97,972	$1,463,280
Shares reacquired	(87,417)	(1,304,040)

Net increase (decrease) in shares outstanding	10,555	$159,240

Year ended October 31, 2004:
Shares sold	92,474	$1,195,389
Shares reacquired	(165,637)	(2,113,208)

Net increase (decrease) in shares outstanding	(73,163)	$(917,819)

Class Z
Six months ended April 30, 2005:
Shares sold	98,073	$1,566,923
Shares reacquired	(25,491)	(416,806)

Net increase (decrease) in shares outstanding	72,582	$1,150,117

Year ended October 31, 2004:
Shares sold	290,817	$4,050,701
Shares reacquired	(142,311)	(1,982,831)

Net increase (decrease) in shares outstanding	148,506	$2,067,870

32	Visit our website at www.jennisondryden.com

Financial Highlights

APRIL 30, 2005	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

Financial Highlights

(Unaudited)

	Class A

	Six Months Ended April 30, 2005(c)
Per Share Operating Performance:
Net asset value, Beginning of Period	$14.55

Income/Loss From Investment Operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	.42

Total from investment operations	.40

Net asset value, end of period	$14.95

Total Return(b):	2.75%
Ratios/Supplemental Data:
Net assets, end of period (000)	$62,708
Average net assets (000)	$56,275
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.33	%(a)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(a)
Net investment loss	(.29	)%(a)
For Class A, B, C and Z shares:
Portfolio turnover rate(e)	40%

(a)	Annualized.
(b)	Total investment return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on average shares outstanding during the year.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(e)	Portfolio turnover for periods less than one full year is not annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,				April 1, 2000 Through October 31, 2000(c)		Year Ended March 31, 2000(c)
2004(c)	2003	2002(c)	2001(c)

$12.46	$9.21	$9.36	$9.98	$9.28		$7.44

(.03)	(.05)	(.06)	(.08)	(.06)		(.01)
2.12	3.30	(.09)	(.54)	.76		1.85

2.09	3.25	(.15)	(0.62)	.70		1.84

$14.55	$12.46	$9.21	$9.36	$9.98		$9.28

16.77%	35.29%	(1.60)%	(6.21)%	7.54%		24.73%

$28,992	$24,020	$19,707	$20,662	$24,749		$26,741
$25,050	$20,487	$23,299	$22,881	$25,180		$38,047

1.31%	1.37%	1.32%	1.50%	1.70	%(a)	1.45%
1.06%	1.12%	1.07%	1.25%	1.45	%(a)	1.20%
(.22)%	(.44)%	(.57)%	(.81)%	(1.07	)%(a)	(.07)%

59%	41%	44%	75%	87%		66%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	35

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2005(c)
Per Share Operating Performance:
Net asset value, Beginning of Period	$13.80

Income/Loss From Investment Operations
Net investment loss	(.08)
Net realized and unrealized gain (loss) investment transactions	.42

Total from investment operations	.34

Net asset value, end of period	$14.14

Total Return(b):	2.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,294
Average net assets (000)	$35,621
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.08	%(a)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(a)
Net investment loss	(1.09	)%(a)

(a)	Annualized.
(b)	Total investment return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,				April 1, 2000 Through October 31, 2000(c)		Year Ended March 31, 2000(c)
2004(c)	2003	2002(c)	2001(c)

$11.91	$8.87	$9.08	$9.77	$9.12		$7.37

(.13)	(.12)	(.13)	(.15)	(.10)		(.07)
2.02	3.16	(.08)	(.54)	.75		1.82

1.89	3.04	(.21)	(0.69)	.65		1.75

$13.80	$11.91	$8.87	$9.08	$9.77		$9.12

15.87%	34.27%	(2.31)%	(7.06)%	7.13%		23.91%

$54,813	$54,465	$47,215	$52,736	$63,340		$69,023
$55,145	$47,708	$56,876	$59,654	$64,967		$89,474

2.06%	2.12%	2.07%	2.25%	2.45	%(a)	2.20%
1.06%	1.12%	1.07%	1.25%	1.45	%(a)	1.20%
(1.00)%	(1.19)%	(1.32)%	(1.56)%	(1.82	)%(a)	(.82)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	37

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2005(c)
Per Share Operating Performance:
Net asset value, Beginning of Period	$13.80

Income/Loss From Investment Operations
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	.42

Total from investment operations	.34

Net asset value, end of period	$14.14

Total Return(b):	2.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,340
Average net assets (000)	$9,678
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.08	%(a)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(a)
Net investment loss	(1.06	)%(a)

(a)	Annualized.
(b)	Total investment return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,				April 1, 2000 Through October 31, 2000(c)		Year Ended March 31, 2000(c)
2004(c)	2003	2002(c)	2001(c)

$11.91	$8.87	$9.08	$9.77	$9.12		$7.37

(.13)	(.12)	(.13)	(.15)	(.10)		(.07)
2.02	3.16	(.08)	(.54)	.75		1.82

1.89	3.04	(.21)	(0.69)	.65		1.75

$13.80	$11.91	$8.87	$9.08	$9.77		$9.12

15.87%	34.27%	(2.31)%	(7.06)%	7.13%		23.91%

$8,975	$8,616	$7,355	$6,819	$7,800		$8,056
$8,656	$7,397	$8,066	$7,514	$7,694		$11,845

2.06%	2.12%	2.07%	2.25%	2.45	%(a)	2.20%
1.06%	1.12%	1.07%	1.25%	1.45	%(a)	1.20%
(.99)%	(1.19)%	(1.32)%	(1.56)%	(1.82	)%(a)	(.82)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2005(c)
Per Share Operating Performance:
Net asset value, Beginning of Period	$14.79

Income/Loss From Investment Operations
Net investment income (loss)	—	(d)
Net realized and unrealized gain (loss) on investment transactions	.43

Total from investment operations	.43

Net asset value, end of period	$15.22

Total Return(b):	2.91%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,043
Average net assets (000)	$5,850
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.08	%(a)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(a)
Net investment income (loss)	(.06	)%(a)

(a)	Annualized.
(b)	Total investment return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on average shares outstanding during the year.
(d)	Less than $0.005 per share.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,				April 1, 2000 Through October 31, 2000(c)		Year Ended March 31, 2000(c)
2004(c)	2003	2002(c)	2001(c)

$12.64	$9.32	$9.44	$10.05	$9.33		$7.46

.01	(.02)	(.03)	(.06)	(.05)		(.02)
2.14	3.34	(.09)	(.55)	.77		1.89

2.15	3.32	(.12)	(0.61)	.72		1.87

$14.79	$12.64	$9.32	$9.44	$10.05		$9.33

17.01%	35.62%	(1.27)%	(6.07)%	7.72%		25.07%

$4,798	$2,223	$1,679	$1,667	$1,148		$872
$3,332	$1,827	$2,078	$1,686	$855		$1,847

1.06%	1.12%	1.07%	1.25%	1.45	%(a)	1.20%
1.06%	1.12%	1.07%	1.25%	1.45	%(a)	1.20%
.08%	(.19)%	(.32)%	(.56)%	(.83	)%(a)	.22%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Jonathan D. Shain, Assistant Secretary • Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PQVAX	PQVBX	PQVCX	PSQZX
CUSIP	26249A103	26249A202	26249A301	26249A400

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Small-Cap Core Equity Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Small-Cap Core Equity Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PQVAX	PQVBX	PQVCX	PSQZX
CUSIP	26249A103	26249A202	26249A301	26249A400

MF176E2    IFS-A105349    Ed. 05/2005

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2005

*	Print the name and title of each signing officer under his or her signature.